SEMI-ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 1-3 Years. The report covers the six-month reporting period ended August 31, 1999 and includes an investment review by the fund's portfolio manager, a complete listing of holdings, and the financial statements.

This mutual fund is designed to pursue current income with limited principal risk through a portfolio of short-term government securities. At the end of the reporting period, the portfolio was invested in U.S. Treasury notes and government agency securities.

During the reporting period, the fund's Institutional Shares produced a total return of 1.55% through paid income totaling $0.23 per share and a $0.07 decrease in net asset value. 1 Institutional Service Shares produced a total return of 1.42% through paid income totaling $0.22 per share and a net asset value decrease of $0.07 per share.1 Net assets totaled $518.4 million on August 31, 1999.

Thank you for participating in the income opportunities of short-term government securities through Federated U.S. Government Securities
Fund: 1-3 Years. We welcome your comments and questions.

Sincerely,

[Graphic]

Glen R. Johnson
President
October 15, 1999

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years invests in U.S. government securities which include U.S. Treasury and agency obligations. The fund's dollar weighted average portfolio duration is managed within 20% of the dollar weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. 1 Standard & Poor's has maintained the fund's "AAAf" credit rating.2

U.S. Treasury yields increased significantly during the fund's semi-annual reporting period, continuing the trend which began in the fourth quarter of 1998. The 2-year Treasury note yield ended August 1999 at 5.72% compared to 5.14% at the end of February 1999 and the early October 1998 low of 3.85%. While inflation remained subdued, stronger than expected U.S. economic growth combined with global economies showing signs of recovery, fueled market fears of higher inflation. Market expectations shifted dramatically from pricing in further Federal Reserve Board (the "Fed") easing during the fourth quarter of 1998 to pricing in a tighter Fed monetary policy. These expectations were realized on the last day of June when the Federal Funds target rate was increased for the first time since March 1997 from 4.75% to 5.00%. The Federal Funds target rate was increased again to 5.25% in late August. Although the Fed is currently in a "wait and see" mode, another tightening may be warranted if U.S. economic growth does not slow to a sustainable pace.

Over 10% of the fund's Treasury position was shifted into agency obligations to take advantage of dramatically wider agency yield spreads versus Treasuries during the "flight to quality" environment of late summer/early fall 1998. Agencies outperformed Treasuries during the first half of the fund's reporting period, but the fund added agencies at attractive spread levels versus Treasuries during the second half as they underperformed. Similar to 1998, agency issuance has continued to exceed Treasury note and bond issuance.

While a further rise in interest rates should be limited, a significant decline in interest rates is not expected until U.S. economic growth slows, absent an unforeseen financial crisis. The average duration of the fund has remained within its neutral range and ended the reporting period at 1.6 years. The fund's Institutional Shares total return for the six months ended August 31, 1999 was 1.55% 3 versus 1.88% for the Merrill Lynch 1-3 Year Treasury Index.

1 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. Investments cannot be made in an index.

2 "AAAf" rated fund portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults.

3 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's Institutional Service Shares total return for the six months ended August 31, 1999 was 1.42%.

Last Meeting of Shareholders

I. A Special Meeting of shareholders of Federated U.S. Government
Securities Fund: 1-3 Years (the "Fund") was held on June 21, 1999. The following items were approved by shareholders at this meeting:

AGENDA ITEM 1

Election of Trustees: 1

                                    SHARES VOTED    SHARES
                                    AFFIRMATIVELY   WITHHELD

Thomas G. Bigley                    24,125,289       104,877
Nicholas P. Constantakis            24,147,044        83,122
John F. Cunningham                  24,157,713        72,453
J. Christopher Donahue              24,152,876        77,290
Charles F. Mansfield, Jr.           24,164,822        65,344
John E. Murray, Jr., J.D., S.J.D.   24,164,822        65,344
John S. Walsh                       24,164,822        65,344

AGENDA ITEM 2

To ratify the selection of Ernst & Young LLP as the Fund's Independent Auditors:

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
24,124,115      16,698         89,352

II. The June 21, 1999 meeting was adjourned to August 5, 1999, at which time shareholders approved the following:

AGENDA ITEM 3

To make changes to the Fund's fundamental investment policies:

(a) To approve amending the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,685,033      5,163,450      229,215

(b) To approve amending the Fund's fundamental investment policy regarding lending by the Fund.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
30,561,102      1,267,191      249,404

(c) To approve amending and making non-

fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,536,688      5,282,640      238,370

(d) To approve amending and making non-

fundamental, the Fund's fundamental investment policy regarding pledging assets.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
30,263,008      1,535,400      279,289

(e) To approve amending and making non-

fundamental, the Fund's fundamental investment policy regarding investing in U.S. government securities.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,724,891      4,923,036      429,770

(f) To approve amending and making non-

fundamental, the Fund's fundamental investment policy regarding investing in repurchase agreements.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,652,103      5,170,341      255,253

1 The following Trustees of the Fund continued their terms as Trustees of the Fund: John F. Donahue, John T. Conroy, Peter E. Madden and Marjorie Smuts.

AGENDA ITEM 4

To approve eliminating certain of the Fund's fundamental investment limitations:

(a) To approve eliminating the Fund's fundamental investment policy regarding selling securities short.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,409,259      5,402,972      265,467

(b) To approve eliminating the Fund's fundamental investment policy regarding portfolio trading.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
26,652,092      5,002,036      423,569

5. To approve an amendment and restatement to the Fund's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Fund without seeking shareholder approval.

SHARES VOTED    SHARES VOTED   SHARES
AFFIRMATIVELY   NEGATIVELY     ABSTAINING
29,475,349      2,194,132      408,216

Portfolio of Investments

AUGUST 31, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                VALUE

                 U.S. TREASURY NOTES-66.6%
  $ 36,500,000   4.625%, 11/30/2000             $  36,065,650
    30,000,000   5.625%, 11/30/2000                29,998,500
    30,000,000   4.500%, 1/31/2001                 29,535,300
    30,000,000   5.375%, 2/15/2001                 29,879,700
    36,000,000   5.250%, 5/31/2001                 35,723,160
    20,000,000   6.500%, 5/31/2001                 20,254,600
    16,000,000   6.625%, 7/31/2001                 16,253,760
    20,000,000   6.500%, 8/31/2001                 20,283,600
    34,500,000   5.875%, 11/30/2001                34,574,520
    30,000,000   6.125%, 12/31/2001                30,213,900
    16,000,000   6.250%, 1/31/2002                 16,163,200
    36,000,000   6.250%, 2/28/2002                 36,376,200
    10,000,000   6.500%, 5/31/2002                 10,169,200
                 TOTAL U.S. TREASURY NOTES
                 (IDENTIFIED COST

                 $348,437,658)                    345,491,290
                 U.S. GOVERNMENT AGENCIES-

                 24.7%
                 FEDERAL HOME LOAN BANKS-

                 24.7%

    15,000,000   4.565%, 10/16/2000                14,796,750
    19,000,000   5.625%, 2/15/2001                 18,858,260
    14,000,000   5.125%, 4/17/2001                 13,781,740
    35,750,000   5.875%, 8/15/2001                 35,497,605
     4,000,000   4.660%, 10/15/2001                 3,878,560
    42,500,000   5.125%, 2/26/2002                 41,378,425
                 TOTAL GOVERNMENT AGENCIES
                 (IDENTIFIED COST

                 $128,995,631)                    128,191,340
                 REPURCHASE AGREEMENT-8.4% 1

    43,295,000   Societe Generale, New
                 York, 5.430%, dated
                 8/31/1999, due 9/1/1999

                 (AT AMORTIZED COST)               43,295,000
                 TOTAL INVESTMENTS

                 (IDENTIFIED COST

                 $520,728,289) 2                $ 516,977,630

1 The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

2 The cost of investments for federal tax purposes amounts to $520,728,289. The net unrealized depreciation of investments on a federal tax basis amounts to $3,750,659 which is comprised of $28,654 appreciation and $3,779,313 depreciation at August 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($518,372,323) at August 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

AUGUST 31, 1999 (UNAUDITED)



ASSETS:

Total investments in
securities, at value
(identified and tax cost

$520,728,289)  $ 516,977,630

Cash                                                     1,089
Income receivable                                    4,064,144
Receivable for investments
sold                                                35,645,313
Receivable for shares sold                              34,978
TOTAL ASSETS                                       556,723,154
LIABILITIES:

Payable for investments

purchased                       $ 36,193,371
Payable for shares
redeemed                                 570
Income distribution
payable                            2,114,644
Accrued expenses                      42,246
TOTAL LIABILITIES                                   38,350,831
Net assets for 49,971,473
shares outstanding                               $ 518,372,323
NET ASSETS CONSIST OF:

Paid in capital                                  $ 532,999,131
Net unrealized
depreciation of
investments                                         (3,750,659)
Accumulated net realized
loss on investments                                (11,082,114)
Undistributed net
investment income                                      205,965
TOTAL NET ASSETS                                 $ 518,372,323
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$488,347,196 / 47,076,975
shares outstanding                                      $10.37
INSTITUTIONAL SERVICE
SHARES:
$30,025,127 / 2,894,498
shares outstanding                                      $10.37


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)


INVESTMENT INCOME:
Interest                                                           $ 13,759,184
EXPENSES:

Investment advisory fee                          $ 1,102,346
Administrative personnel
and services fee                                     207,792
Custodian fees                                        16,384
Transfer and dividend
disbursing agent fees and
expenses                                             106,594
Directors'/Trustees' fees                              8,241
Auditing fees                                          8,396
Legal fees                                             2,351
Portfolio accounting fees                             59,400
Distribution services fee-
Institutional Service
Shares                                                62,146
Shareholder services fee-
Institutional Shares                                 626,820
Shareholder services fee-
Institutional Service
Shares                                                62,145
Share registration costs                              17,540
Printing and postage                                  14,751
Insurance premiums                                     1,347
Miscellaneous                                          7,449
TOTAL EXPENSES                                     2,303,702
WAIVERS:
Waiver of investment
advisory fee                    $  (52,859)
Waiver of distribution
services fee-Institutional
Service Shares                     (59,660)
Waiver of shareholder
services fee-Institutional
Shares                            (626,820)
Waiver of shareholder
services fee-Institutional
Service Shares                      (2,486)
TOTAL WAIVERS                                       (741,825)
Net expenses                                                          1,561,877
Net investment income                                                12,197,307
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                          (4,328,709)
Net change in unrealized
appreciation of
investments                                                             814,681
Net realized and
unrealized gain (loss)
on investments                                                       (3,514,028)
Change in net assets
resulting from operations                                          $  8,683,279

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED                  YEAR
                                      (unaudited)                ENDED

                                       AUGUST 31,          FEBRUARY 28,
                                            1999                  1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    12,197,307       $    30,391,857
Net realized gain (loss) on
investments ($(4,328,709)
and $9,929,322,
respectively, as computed
for federal tax purposes)             (4,328,709)            9,929,322
Net change in unrealized
appreciation/(depreciation)              814,681            (7,348,852)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS              8,683,279            32,972,327
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                 (10,967,472)          (28,386,588)
Institutional Service
Shares                                (1,025,056)           (2,004,083)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (11,992,528)          (30,390,671)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               129,956,752           359,154,546
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 4,972,610            17,500,177
Cost of shares redeemed             (255,092,221)         (368,571,763)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (120,162,859)            8,082,960
Change in net assets                (123,472,108)           10,664,616
NET ASSETS:

Beginning of period                  641,844,431           631,179,815
End of period (including
undistributed net
investment income of
$205,965 and $1,186,

respectively)                    $   518,372,323       $   641,844,431


See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                             SIX MONTHS

                                  ENDED

                             (unaudited)

                             AUGUST  31,                   YEAR ENDED FEBRUARY 28 OR 29,
                                    1999           1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD               $10.44         $10.41       $10.32       $10.38       $10.25       $10.46
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income               0.23           0.50         0.56         0.54         0.61         0.52
Net realized and
unrealized gain (loss) on
investment                         (0.07)          0.03         0.09        (0.06)        0.13        (0.21)
TOTAL FROM

INVESTMENT OPERATIONS               0.16           0.53         0.65         0.48         0.74         0.31
LESS DISTRIBUTIONS:

Distributions from net

investment income                  (0.23)         (0.50)       (0.56)       (0.54)       (0.61)       (0.52)
NET ASSET VALUE,
END OF PERIOD                     $10.37         $10.44       $10.41       $10.32       $10.38       $10.25
TOTAL RETURN 1                      1.55%          5.19%        6.41%        4.78%        7.41%        3.14%

RATIOS TO AVERAGE
NET ASSETS:

Expenses 2                          0.81% 3        0.81%        0.80%        0.81%        0.80%        0.56%
Net investment income 2             4.17% 3        4.51%        5.10%        4.99%        5.65%        5.04%
Expenses (after waivers
and reimbursements)                 0.54% 3        0.54%        0.54%        0.54%        0.54%        0.54%
Net investment income
(after waivers and
reimbursements)                     4.44% 3        4.78%        5.36%        5.26%        5.91%        5.06%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                   $488,347       $591,317     $597,549     $701,498     $697,692     $687,037
Portfolio turnover                    81%           207%         118%         145%         142%         265%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period certain fees were voluntarily waived or reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                             SIX MONTHS

                                  ENDED

                             (unaudited)

                             AUGUST  31,                 YEAR ENDED FEBRUARY 28 OR 29,
                                    1999           1999        1998        1997        1996        1995
NET ASSET VALUE,
BEGINNING OF PERIOD               $10.44         $10.41      $10.32      $10.38      $10.25      $10.46
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income               0.22           0.47        0.53        0.52        0.59        0.50
Net realized and
unrealized gain (loss) on
investments                        (0.07)          0.03        0.09       (0.06)       0.13       (0.21)
TOTAL FROM

INVESTMENT OPERATIONS               0.15           0.50        0.62        0.46        0.72        0.29
LESS DISTRIBUTIONS:

Distributions from net

investment income                  (0.22)         (0.47)      (0.53)      (0.52)      (0.59)      (0.50)
NET ASSET VALUE, END OF

PERIOD                            $10.37         $10.44      $10.41      $10.32      $10.38      $10.25
TOTAL RETURN 1                      1.42%          4.93%       6.15%       4.52%       7.14%       2.88%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 2                          1.06% 3        1.06%       1.05%       1.06%       1.05%       1.04%
Net investment income 2             3.93% 3        4.23%       4.85%       4.74%       5.42%       4.51%
Expenses (after waivers
and reimbursements)                 0.79% 3        0.79%       0.79%       0.79%       0.79%       0.79%
Net investment income
(after waivers and
reimbursements)                     4.20% 3        4.50%       5.11%       5.01%       5.68%       4.76%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $30,025        $50,527     $33,631     $29,181     $26,432     $29,208
Portfolio turnover                    81%           207%        118%        145%        142%        265%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period certain fees were voluntarily waived or reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

AUGUST 31, 1999 (UNAUDITED)

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The
Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $6,731,871, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                         SIX MONTHS ENDED                   YEAR ENDED
                                          AUGUST 31, 1999                  FEBRUARY 28, 1999

INSTITUTIONAL SHARES:            SHARES           AMOUNT           SHARES              AMOUNT
Shares sold                    11,665,650       $  121,584,548      31,049,321       $  325,475,379
Shares issued to
shareholders in payment of
distributions declared            405,097            4,222,810       1,503,698           15,751,832
Shares redeemed               (21,608,258)        (225,797,220)    (33,364,976)        (349,913,867)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   (9,537,511)      $  (99,989,862)       (811,957)      $   (8,686,656)



                                         SIX MONTHS ENDED                   YEAR ENDED
                                          AUGUST 31, 1999                  FEBRUARY 28, 1999

INSTITUTIONAL SERVICE

SHARES:                          SHARES           AMOUNT           SHARES              AMOUNT
Shares sold                       803,930    $    8,372,204       3,218,485       $   33,679,167
Shares issued to
shareholders in payment of
distributions declared             71,924           749,800         166,786            1,748,345
Shares redeemed                (2,819,043)      (29,295,001)     (1,779,649)         (18,657,896)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS             (1,943,189)  $   (20,172,997)      1,605,622       $   16,769,616
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            (11,480,700)  $  (120,162,859)        793,665       $    8,082,960


At August 31, 1999, capital paid-in aggregated $532,999,131.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1999, were as follows:

Purchases   $425,927,923
Sales       $579,544,392

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

RICHARD B. FISHER

Vice President

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

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Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated U.S. Government Securities Fund: 1-3 Years

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

AUGUST 31, 1999

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Federated

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 31428M100
Cusip 31428M209

G01436-01 (10/99)

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